                                                         FILE NUMBER 028-00568


                                   FORM 13 F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

         Report for the Calendar Year or Quarter Ended March 31, 2000
                      If amended report check here: _____



Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the _______ day of ________________ , 19 ___ .



                                     By:_________________________________
                                        William M Lane, Vice President
                                        for Robert E. Torray & Co. Inc.

MARCH 31, 2000                         FORM 13F - ROBERT E. TORRAY & CO. INC.

                Item 1                    Item 2       Item 3         Item 4         Item 5     Item 6

                                          Title        CUSIP       Fair Market       Total      Invest
Name of Issuer                           of Class      Number         Value          Shares     (a)Sole   (b)Shared     (c)Other
--------------                           --------      ------         -----          ------     -------   ---------     --------
A T & T Corporation                       common     001957109        135,678,606    2,409,387     X
                                                                        7,286,837      129,400     X
Abbott Laboratories                       common     002824100        159,550,686    4,534,300     X
                                                                        8,314,807      236,300     X
ALZA Corportation                         common     022615108         73,325,758    1,952,100     X
                                                                        3,677,370       97,900     X
American Home Products Corporation        common      02330910         76,808,750    1,429,000     X
                                                                        2,338,125       43,500     X
Amsouth Bancorportation                   common     032165102          1,752,318      117,310     X
Archer Daniels Midland Company            common      03948310         43,948,721    4,261,694     X
                                                                        1,783,299      172,926     X
Bank of America Corporation               common     060505104         10,324,945      196,900     X
Bank One Corporation                      common     06423A103         83,953,373    2,433,431     X
                                                                        4,144,245      120,123     X
Boston Scientific Corporation             common     101137107        156,640,485    7,349,700     X
                                                                        7,998,583      375,300     X
Bristol-Myers Squibb Company              common      11012210        103,658,760    1,787,220     X
                                                                        3,891,800       67,100     X
CSX Corporation                           common     126408103         34,324,100    1,460,600     X
                                                                        1,630,900       69,400     X
Carramerica Realty Company                common     144418100          7,673,375      361,100     X
CitiGroup, Inc.                           common     172967101         84,141,681    1,405,289     X
                                                                        4,380,695       73,164     X
Clear Channel Communications              common     184502102         71,762,848    1,039,100     X
                                                                        3,722,470       53,900     X
Crown Cork & Seal Co. Inc.                common      22825510         48,529,600    3,033,100     X
                                                                        2,483,200      155,200     X
Disney (Walt) Company                     common     254687106        196,048,875    4,752,700     X
                                                                       11,376,750      275,800     X
Dow Jones and Co. Inc.                    common     260561105          6,822,188       95,000     X
Du Pont (E.I.) de Nemours                 common     263534109         91,057,798    1,720,100     X
                                                                        4,954,951       93,600     X
Emerson Electric Company                  common     291011104         22,594,066      425,300     X
                                                                        3,676,251       69,200     X
Franklin Resources, Inc.                  common     354613101        108,449,851    3,243,360     X
                                                                        6,219,376      186,000     X
General Dynamics Corporation              common     369550108        112,007,150    2,251,400     X
                                                                        5,422,750      109,000     X

                Item 1                       Item 7                      Item 8

                                                      Voting Authority
Name of Issuer                            Managers        (a) Sole      (b) Shared    (c)None
--------------                            --------        --------      ----------    -------
A T & T Corporation                            All         2,409,387
                                               All                                    129,400
Abbott Laboratories                            All         4,534,300
                                               All                                    236,300
ALZA Corportation                              All         1,952,100
                                               All                                     97,900
American Home Products Corporation             All         1,429,000
                                               All                                     43,500
Amsouth Bancorportation                        All           117,310
Archer Daniels Midland Company                 All         4,261,694
                                               All                                    172,926
Bank of America Corporation                    All           196,900
Bank One Corporation                           All         2,433,431
                                               All                                    120,123
Boston Scientific Corporation                  All         7,349,700
                                               All                                    375,300
Bristol-Myers Squibb Company                   All         1,787,220
                                               All                                     67,100
CSX Corporation                                All         1,460,600
                                               All                                     69,400
Carramerica Realty Company                     All           361,100
CitiGroup, Inc.                                All         1,405,289
                                               All                                     73,164
Clear Channel Communications                   All         1,039,100
                                               All                                     53,900
Crown Cork & Seal Co. Inc.                     All         3,033,100
                                               All                                    155,200
Disney (Walt) Company                          All         4,752,700
                                               All                                    275,800
Dow Jones and Co. Inc.                         All            95,000
Du Pont (E.I.) de Nemours                      All         1,720,100
                                               All                                     93,600
Emerson Electric Company                       All           425,300
                                               All                                     69,200
Franklin Resources, Inc.                       All         3,243,360
                                               All                                    186,000
General Dynamics Corporation                   All         2,251,400
                                               All                                    109,000

                Item 1                    Item 2       Item 3         Item 4         Item 5     Item 6

                                          Title        CUSIP       Fair Market       Total      Invest
Name of Issuer                           of Class      Number         Value          Shares     (a)Sole   (b)Shared     (c)Other
--------------                           --------      ------         -----          ------     -------   ---------     --------
Hughes Electronics Corporation GM         common     370442832        328,530,600    2,638,800     X
                                                                       16,807,500      135,000     X
Gilette Company, The                      common     375766102         94,539,097    2,508,500     X
                                                                        5,675,738      150,600     X
IMS Health, Inc.                          common     449934108         34,051,152    2,010,400     X
                                                                        1,803,844      106,500     X
Illinois Tool Works                       common     452308109        151,086,650    2,734,600     X
                                                                        7,685,275      139,100     X
I B M Corporation                         common     459200101        135,582,000    1,149,000     X
                                                                        7,776,200       65,900     X
Intl Flavors & Fragrances Inc.            common     459506101         90,240,359    2,573,700     X
                                                                        4,649,288      132,600     X
Johnson & Johnson                         common     478160104         74,022,425    1,053,700     X
                                                                        3,758,375       53,500     X
Kimberly Clark Corporation                common     494368103        143,419,205    2,558,202     X
                                                                        6,688,257      119,300     X
Markel Corporation                        common     570535104         61,154,527      420,306     X
                                                                        3,124,758       21,476     X
Mellon Bank Corporation                   common     585509102         90,644,442    3,046,872     X
                                                                        5,164,600      173,600     X
Molex, Inc. A                             common     608554200         46,771,251    1,054,000     X
                                                                        2,546,015       57,375     X
J.P. Morgan & Company                     common     616880100        167,533,300    1,271,600     X
                                                                        9,314,725       70,700     X
Northrop Grumman Corporation              common      66680710         54,080,954    1,021,600     X
                                                                        2,530,413       47,800     X
PanAmSat Corporation                      common     697933109        104,390,283    2,127,700     X
                                                                        4,906,251      100,000     X
Ralston Purina Company                    common     751277302         39,866,585    1,449,694     X
                                                                        2,323,750       84,500     X
Raytheon Company Class A                  common     755111309         41,266,780    2,193,583     X
                                                                        2,050,450      108,994     X
SLM Holding Corp.                         common     78442A109        131,272,040    3,940,624     X
                                                                        6,499,269      195,100     X
Tribune Company                           common      89604710         65,574,849    1,793,500     X
                                                                        3,330,844       91,100     X
Xerox Corporation                         common     984121103        133,083,600    5,118,600     X
                                                                        6,762,600      260,100     X
Loral Space & Communications Ltd.         common     G56462107         49,414,055    4,880,400     X
                                                                        3,098,251      306,000     X

                Item 1                         Item 7                      Item 8

                                                        Voting Authority
Name of Issuer                              Managers        (a) Sole      (b) Shared    (c)None
--------------                              --------        --------      ----------    -------
Hughes Electronics Corporation GM              All         2,638,800
                                               All                                      135,000
Gilette Company, The                           All         2,508,500
                                               All                                      150,600
IMS Health, Inc.                               All         2,010,400
                                               All                                      106,500
Illinois Tool Works                            All         2,734,600
                                               All                                      139,100
I B M Corporation                              All         1,149,000
                                               All                                       65,900
Intl Flavors & Fragrances Inc.                 All         2,573,700
                                               All                                      132,600
Johnson & Johnson                              All         1,053,700
                                               All                                       53,500
Kimberly Clark Corporation                     All         2,558,202
                                               All                                      119,300
Markel Corporation                             All           420,306
                                               All                                       21,476
Mellon Bank Corporation                        All         3,046,872
                                               All                                      173,600
Molex, Inc. A                                  All         1,054,000
                                               All                                       57,375
J.P. Morgan & Company                          All         1,271,600
                                               All                                       70,700
Northrop Grumman Corporation                   All         1,021,600
                                               All                                       47,800
PanAmSat Corporation                           All         2,127,700
                                               All                                      100,000
Ralston Purina Company                         All         1,449,694
                                               All                                       84,500
Raytheon Company Class A                       All         2,193,583
                                               All                                      108,994
SLM Holding Corp.                              All         3,940,624
                                               All                                      195,100
Tribune Company                                All         1,793,500
                                               All                                       91,100
Xerox Corporation                              All         5,118,600
                                               All                                      260,100
Loral Space & Communications Ltd.              All         4,880,400
                                               All                                      306,000

                Item 1                    Item 2       Item 3         Item 4         Item 5     Item 6

                                          Title        CUSIP       Fair Market       Total      Invest
Name of Issuer                           of Class      Number         Value          Shares     (a)Sole   (b)Shared     (c)Other
--------------                           --------      ------         -----          ------     -------   ---------     --------
Total                                                               3,855,376,900